Offerings	Sep. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, Equillium, Inc. 2018 Equity Incentive Plan
Amount Registered | shares	3,558,878
Proposed Maximum Offering Price per Unit	1.745
Maximum Aggregate Offering Price	$ 6,210,242.11
Fee Rate	0.01531%
Amount of Registration Fee	$ 950.79
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock (the "Common Stock") that become issuable under the Equillium, Inc. 2018 Equity Incentive Plan (as amended, the "2018 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount of shares registered represents (i) an additional 1,781,000 shares of Common Stock authorized for issuance under the 2018 Plan pursuant to an amendment to the 2018 Plan that was approved by the Registrant's stockholders on May 22, 2025 and (ii) 1,777,878 shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 Plan on January 1, 2025 pursuant to an "evergreen" provision contained in the 2018 Plan. Pursuant to such provision, on January 1 of each year through January 1, 2028, the number of shares authorized for issuance under the 2018 Plan is automatically increased by an amount equal to the lesser of: (a) 5% of the total number of shares of the Registrant's capital stock outstanding on December 31 of the preceding calendar year and (b) a number of shares of Common Stock that may be determined by the Registrant's board of directors that is less than the preceding clause (a). The proposed maximum offering price per share and maximum aggregate offering price are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon the average of the high and low prices of the Common Stock on September 3, 2025, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, Equillium, Inc. 2018 Employee Stock Purchase Plan
Amount Registered | shares	343,275
Proposed Maximum Offering Price per Unit	1.4833
Maximum Aggregate Offering Price	$ 509,179.81
Fee Rate	0.01531%
Amount of Registration Fee	$ 77.96
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Equillium, Inc. 2018 Employee Stock Purchase Plan (the "2018 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount of shares registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 ESPP on January 1, 2025 pursuant to an "evergreen" provision contained in the 2018 ESPP. Pursuant to such provision, on January 1 of each year through January 1, 2028, the number of shares authorized for issuance under the 2018 ESPP is automatically increased by a number equal to the lesser of: (a) 1% of the total number of shares of the Registrant's capital stock outstanding on December 31 of the preceding calendar year and (b) 343,275 shares; or a number of shares of Common Stock that may be determined by the Registrant's board of directors that is less than (a) and (b). The proposed maximum offering price per share and maximum aggregate offering price are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon the average of the high and low prices of the Common Stock on September 3, 2025, as reported on The Nasdaq Capital Market, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2018 ESPP.